Note 16 - Off-balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Unused Commitments to Extend Credit	$ 99,369	$ 75,602
Letters of Credit Outstanding, Amount	$ 16,089	$ 5,438